Summary of Significant Accounting Policies - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, equipment and software, Subtotal	$ 411	$ 3,201
Less: Accumulated Depreciation	(251)	(1,842)
Property, equipment and software, Net book value	$ 160	1,359
Minimum [Member]
Useful life of assets	3 years
Maximum [Member]
Useful life of assets	27 years 6 months
Office Equipment and Furniture [Member]
Property, equipment and software, Subtotal	$ 12	11
Office Equipment and Furniture [Member] | Minimum [Member]
Useful life of assets	5 years
Office Equipment and Furniture [Member] | Maximum [Member]
Useful life of assets	7 years
Computers [Member]
Useful life of assets	3 years
Property, equipment and software, Subtotal	$ 46	47
Vehicles [Member]
Useful life of assets	5 years
Property, equipment and software, Subtotal	$ 92	116
Farm Equipment [Member]
Property, equipment and software, Subtotal	$ 244	1,632
Farm Equipment [Member] | Minimum [Member]
Useful life of assets	7 years
Farm Equipment [Member] | Maximum [Member]
Useful life of assets	10 years
Irrigation System [Member]
Useful life of assets	10 years
Property, equipment and software, Subtotal		995
Buildings [Member]
Useful life of assets	27 years 6 months
Property, equipment and software, Subtotal	$ 10	393
Website [Member]
Useful life of assets	3 years
Property, equipment and software, Subtotal	$ 7	$ 7